Property and Equipment - Summary of Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	₩ 14,206,119	₩ 13,785,299
Acquisition and capital expenditure	3,128,093	3,151,849
Disposal and termination	(140,753)	(78,936)
Depreciation	(2,596,140)	(2,570,775)
Impairment	(2,115)	(79,775)	₩ (43,260)
Transfer in (out)	(83,879)	(44,860)
Transfer from (to) investment properties	(132,944)	(2,056)
Changes in scope of consolidation	111,271	818
Others	(24,766)	44,555
Ending, net	14,464,886	14,206,119	13,785,299
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	47,586,332	45,655,456
Ending, net	48,995,516	47,586,332	45,655,456
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(33,380,213)	(31,870,157)
Ending, net	(34,530,630)	(33,380,213)	(31,870,157)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,334,627	1,262,181
Acquisition and capital expenditure	60,817	25,156
Disposal and termination	(45,318)	(1,756)
Transfer in (out)	4,608	53,238
Transfer from (to) investment properties	(59,848)	6,792
Changes in scope of consolidation	20,911	56
Others	0	(11,040)
Ending, net	1,315,797	1,334,627	1,262,181
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,334,759	1,262,313
Ending, net	1,315,929	1,334,759	1,262,313
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(132)	(132)
Ending, net	(132)	(132)	(132)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	2,308,022	2,162,064
Acquisition and capital expenditure	36,446	7,249
Disposal and termination	(11,827)	(3,367)
Depreciation	(145,954)	(135,646)
Impairment	0	(36)
Transfer in (out)	415,771	283,937
Transfer from (to) investment properties	(73,096)	(8,848)
Changes in scope of consolidation	6,355	494
Others	(18,295)	2,175
Ending, net	2,517,422	2,308,022	2,162,064
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	4,402,691	4,125,229
Ending, net	4,707,250	4,402,691	4,125,229
Buildings and structures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(2,094,669)	(1,963,165)
Ending, net	(2,189,828)	(2,094,669)	(1,963,165)
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	9,314,983	9,093,251
Acquisition and capital expenditure	28,159	112,085
Disposal and termination	(76,676)	(69,401)
Depreciation	(2,368,679)	(2,343,965)
Impairment	(2,075)	(35,271)
Transfer in (out)	2,340,948	2,489,138
Changes in scope of consolidation	67,925	225
Others	11,986	68,921
Ending, net	9,316,571	9,314,983	9,093,251
Machinery and equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	39,182,265	37,654,635
Ending, net	40,270,005	39,182,265	37,654,635
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(29,867,282)	(28,561,384)
Ending, net	(30,953,434)	(29,867,282)	(28,561,384)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	205,652	267,535
Acquisition and capital expenditure	55,336	47,669
Disposal and termination	(6,868)	(3,385)
Depreciation	(81,507)	(91,164)
Impairment	(40)	(44,468)
Transfer in (out)	27,051	28,024
Changes in scope of consolidation	15,583	43
Others	6,031	1,398
Ending, net	221,238	205,652	267,535
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,619,822	1,612,108
Ending, net	1,607,853	1,619,822	1,612,108
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,414,170)	(1,344,573)
Ending, net	(1,386,615)	(1,414,170)	(1,344,573)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,042,835	1,000,268
Acquisition and capital expenditure	2,947,335	2,959,690
Disposal and termination	(64)	(1,027)
Impairment	0	0
Transfer in (out)	(2,872,257)	(2,899,197)
Changes in scope of consolidation	497
Others	(24,488)	(16,899)
Ending, net	1,093,858	1,042,835	1,000,268
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,046,795	1,001,171
Ending, net	1,094,479	1,046,795	1,001,171
Construction-in-progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(3,960)	(903)
Ending, net	₩ (621)	₩ (3,960)	₩ (903)